SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                 -----------------------------------------------

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
                Polaris Select Investor Variable Annuity

               -----------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     FS VARIABLE SEPARATE ACCOUNT
                 Polaris Choice IV Variable Annuity
              Polaris Select Investor Variable Annuity

              -----------------------------------------------

               THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                        VALIC SEPARATE ACCOUNT A
                  Polaris Choice Elite Variable Annuity

              -----------------------------------------------

Effective on or about October 13, 2020, the following Underlying Fund of the SunAmerica Series Trust ("SAST") has been renamed as indicated below:

Former Underlying           New Underlying            Managed by:   Trust:
Fund Name:                  Fund Name:
----------------            --------------------      ----------    -----
SA Oppenheimer Main         SA Invesco Main          Invesco        SAST
Street Large Cap            Street Large Cap         Advisers, Inc.


Dated:  October 13, 2020

             Please keep this Supplement with your prospectus.